Transfer of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2018
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets and Fair Value of Servicing Assets

The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets during fiscal 2017 and 2018 are as follows:

	Millions of yen
	2017	2018
Beginning balance	¥16,852	¥17,303
Increase mainly from loans sold with servicing retained	4,118	16,983
Decrease mainly from amortization	(3,625)	(4,019)
Decrease from the effects of changes in foreign exchange rates	(42)	(1,511)

Ending balance	¥17,303	¥28,756

The fair value of the servicing assets as of March 31, 2017 and 2018 are as follows:

	Millions of yen
	March 31, 2017	March 31, 2018
Beginning balance	¥24,229	¥24,907
Ending balance	¥24,907	¥35,681